Commitments - Other Commitment (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Other Commitments [Abstract]
2020	¥ 55,835
2021	56,235
2022	82,069
2023	120,823
2024 and after	197,372
Total other commitment	¥ 512,334